Shareholder Report, Average Annual Return (Details)		12 Months Ended		59 Months Ended		60 Months Ended		67 Months Ended		87 Months Ended		102 Months Ended		110 Months Ended		112 Months Ended		120 Months Ended
		Apr. 30, 2026		Apr. 30, 2026		Apr. 30, 2026		Apr. 30, 2026		Apr. 30, 2026		Apr. 30, 2026		Apr. 30, 2026		Apr. 30, 2026		Apr. 30, 2026
C000089997 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
Average Annual Return, Percent		(0.39%)				0.69%												11.10%
C000089998 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		(0.14%)				0.94%												11.37%
C000150375 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		(0.34%)				0.52%												9.84%
C000150374 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
Average Annual Return, Percent		(0.62%)				0.26%												9.57%
C000176396 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
Average Annual Return, Percent		(11.64%)				(5.05%)								2.78%	[1]
C000176395 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		(11.44%)				(4.81%)										3.93%	[2]
C000194993 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		54.12%				1.39%						9.28%	[3]
C000194994 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
Average Annual Return, Percent		53.84%				1.14%				8.54%	[4]
C000227429 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		54.29%		1.99%	[5]
C000217916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		40.37%				2.52%		3.67%	[6]
C000243194 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent		5.52%				3.24%												4.82%
C000243192 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Class
Average Annual Return, Percent		5.16%				2.93%												4.49%
C000243193 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		5.52%				3.29%												4.84%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent	[7]	31.05%				13.14%												15.26%
MSCI All Country World Index ACWI Net Dividend [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World® Index (“ACWI”) (Net Dividend)
Average Annual Return, Percent	[8]	31.00%				10.68%												12.25%
MSCI All Country World Index ACWI ex USA Net Dividend [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World® Index (“ACWI”) (ex-USA) (Net Dividend)
Average Annual Return, Percent		32.20%	[9]			8.38%	[9]							9.04%	[10],[11]	9.53%	[9],[12]
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		31.01%	[13]	12.02%	[14],[15]	11.91%	[13]			15.63%	[16],[17]	14.09%	[13],[18]
MSCI Emerging Markets Index Net Dividend [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets® Index (Net Dividend)
Average Annual Return, Percent	[19]	46.68%				6.05%		9.10%	[20]
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Average Annual Return, Percent	[21],[22]	4.59%				0.54%												2.07%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent	[23]	30.63%				13.82%												18.26%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		42.64%	[24]	4.62%	[14],[25]	4.00%	[24]			10.19%	[16],[26]	9.16%	[18],[24]
ICE BofA U S High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. High Yield Index
Average Annual Return, Percent	[21],[22]	7.66%				7.80%												7.28%

[1]	The Polen International Growth Fund — Investor Class commenced operations on March 15, 2017.
[2]	The Polen International Growth Fund — Institutional Class commenced operations on December 30, 2016.
[3]	The Polen 5Perspectives Small Growth Fund — Institutional Class commenced operations on November 1, 2017.
[4]	The Polen 5Perspectives Small Growth Fund — Investor Class commenced operations on February 8, 2019.
[5]	The Polen 5Perspectives Small Growth Fund — Class Y commenced operations on June 1, 2021.
[6]	The Polen Emerging Markets Growth Fund — Institutional Class commenced operations on October 16, 2020.
[7]
The S&P 500® Index is a market capitalization weighted index that measures 500 common equities that are generally representative of the U.S. stock market. The index is maintained by S&P Dow Jones Indices. The performance of an index does not reflect any transaction costs, management fees, or taxes.

[8]
The MSCI ACWI Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

[9]
The MSCI ACWI ex USA Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries (excluding the U.S.). The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

[10]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[11]
The MSCI ACWI ex USA Index is a market capitalization weighted equity index that measures the performance of large and mid-cap segments across developed and emerging market countries (excluding the U.S.). The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

[12]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[13]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
[14]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[15]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
[16]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[17]	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on market capitalization, which represents approximately 98% of the investable U.S. equity market.
[18]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[19]
The MSCI Emerging Markets Index is a market capitalization weighted equity index that measures the performance of the large and mid-cap segments across emerging market countries. The index is maintained by Morgan Stanley Capital International. The performance of an index does not reflect any transaction costs, management fees, or taxes.

[20]	Benchmark performance is from the commencement date of the Fund Class only and is not the commencement date of the benchmark itself.
[21]
The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.

[22]	The ICE BofA U.S. High Yield Index is maintained by ICE Data Indices, LLC and comprised of U.S. dollar denominated, below investment grade corporate debt publicly issued in the U.S. domestic market. The Bloomberg U.S. Universal Index benchmark covers U.S.-dollar denominated, taxable bonds that are rated either investment grade or high-yield.
[23]
The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group.

[24]
The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.

[25]
The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.

[26]
The Russell 2000® Growth Index is a market capitalization weighted index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes Russell 2000® Index companies with higher price/book ratios and higher forecasted growth values. The index is maintained by the FTSE Russell, a subsidiary of the London Stock Exchange Group. The performance of an index does not reflect any transaction costs, management fees, or taxes.